Share-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended			12 Months Ended														3 Months Ended	9 Months Ended		12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended																													0 Months Ended
	Oct. 08, 2013	Dec. 13, 2012	Apr. 29, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Maximum	Dec. 31, 2010 After Termination Because of Death or Disability	Dec. 31, 2010 After Last Day Of Employment For Reasons Other Than Death Or Disability Maximum	Dec. 31, 2010 After Last Day Of Employment For Reasons Other Than Death Or Disability Minimum	Dec. 31, 2012 Immediately on date of grant	Dec. 31, 2012 1/4 on each anniversary from the date of grant	Dec. 31, 2012 1/3 on each anniversary from the date of grant	Dec. 31, 2012 1/2 on each anniversary from the date of grant	Dec. 31, 2012 100% on the first anniversary from the date of grant	Dec. 31, 2013 1/4 on each end of quarter from the date of grant	Dec. 31, 2013 1/2 on the end of first three months and 1/2 on the end of the first nine months	Dec. 31, 2013 1/2 on the end of first three months and 1/2 on the end of the first nine months	Dec. 31, 2013 100% on July 24, 2014	Dec. 31, 2013 Employee Stock Option	Apr. 29, 2011 Nonvested Shares	Apr. 29, 2011 Nonvested Shares	Dec. 31, 2011 Nonvested Shares Maximum	Dec. 31, 2011 Nonvested Shares Minimum	Dec. 31, 2013 Share Units	Dec. 31, 2012 Share Units	Dec. 31, 2013 Share Units Employee and Director Awards	Dec. 31, 2012 Share Units Employee and Director Awards	Dec. 31, 2013 Share Units Non Employee	Dec. 31, 2012 Share Units Non Employee	Dec. 31, 2013 Put Option	Dec. 31, 2012 Put Option	Dec. 31, 2011 Put Option	Dec. 31, 2013 Put Option Maximum	Dec. 31, 2011 Put Option Maximum	Dec. 31, 2013 Put Option Minimum	Dec. 31, 2011 Put Option Minimum	Dec. 31, 2013 Non Employee Stock Options	Dec. 31, 2012 Non Employee Stock Options	Dec. 31, 2011 Non Employee Stock Options	Dec. 31, 2011 Non Employee Stock Options Maximum	Dec. 31, 2011 Non Employee Stock Options Minimum	Dec. 31, 2013 Restricted Shares	Dec. 31, 2012 Restricted Shares	Dec. 31, 2013 Restricted share units	Dec. 31, 2007 2005 Stock Incentive Plan	Dec. 31, 2006 2005 Stock Incentive Plan	Nov. 30, 2005 2005 Stock Incentive Plan	Mar. 01, 2008 2008 Stock Incentive Plan	Dec. 17, 2009 2009 Stock Incentive Plan	Nov. 25, 2010 2010 Stock Incentive Plan	Dec. 13, 2012 Stock Option Plan 2010	Oct. 08, 2013 Amended terms for exercise price of 2008 Plan, 2009 Plan and 2010 Plan	Oct. 08, 2013 U.S. holders of outstanding employee options Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares approved for reserve under incentive plan																																																	19,579,549	40,689,554	52,324,472	7,500,000
Options previously granted, exercise price modified, shares																																8,294,350	6,642,000	10,250,672						1,000,000	501,125						8,445,500	11,116,500						37,847,446
Percentage of automatic increase in shares on January 1 of each year during the term of the Plan								2.50%
Increase in ordinary shares, per year							20,000,000
Option exercise period									12 months	60 days	30 days
Share options granted, exercise price				$ 0.5	$ 0.4	$ 1.3																											$ 0.41		$ 0.50	$ 1.98	$ 0.42	$ 0.50		$ 0.41		$ 0.65	$ 0.30
Percentage of award vesting immediately on date of grant																					100.00%	25.00%
Percentage of award vesting on each anniversary from date of grant			25.00%									100.00%	25.00%	33.33%	50.00%						25.00%
Percentage of award vesting on the first anniversary from date of grant																100.00%					25.00%
Percentage of award vesting in remaining period																					75.00%
Award vesting period			4 years																		36 months	4 years
Award vesting period after first anniversary																					35 months
Options previously granted, exercise price modified, shares																																																					8,910,750
Number of trading days	60 days	30 days
Total incremental share-based compensation		$ 909		$ 1,070	$ 909																																		$ 163							$ 1,381
Incremental share based compensation recognized				1,233	330
Grants in period																						665,999	665,999			11,761,592	10,280,840	10,582,443	4,947,730	1,179,149	5,333,110																								1,011,800
Weighted average remaining contractual terms				7 years 1 month 21 days																						9 years 2 months 12 days																		7 years 2 months 23 days
Aggregate instinct value				2,659																						3,618																		73
Share options, exercised				1,739,100	4,882,420	12,078,146
Total intrinsic value of options exercised				291	524	12,369
Share based compensation				12,832	11,120	9,331																						4,448	3,365	2,632	2,094	5,146	5,061	4,778					436	355	2,015			169	245
Employee and non employee unrecognized compensation expense				5,702
Unrecognized compensation expense, period of recognition				10 months 17 days																						2 years 8 months 19 days
Employment termination period from share grant date																								36 months	24 months
Percentage of award vesting on each end of quarter from date of grant																	25.00%
Percentage of award vesting																		50.00%	50.00%	100.00%
Total intrinsic value of share units vested																										$ 586
Employee and non employee unrecognized compensation expense stock options																										$ 3,347